INCOME TAX AND SOCIAL CONTRIBUTIONS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit generated by foreign subsidiaries	R$ 611,234
Income tax and social contribution	203,454
Reverse of estimated losses	5,711
Unused tax credits for which no deferred tax asset recognised	1,419,000,000	R$ 1,681,000,000
Negative base of social contribution	R$ 531,000,000	R$ 627,000,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Tax credits maturity terms	5 years